Risk Management and Fair Values (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Risk Management and Fair Values [Abstract]
Average appreciation (depreciation) foreign currency, description	If the RMB depreciates against the U.S. dollar, the value of our RMB revenues, earnings and assets as expressed in our U.S. dollar financial statements will decline.
Accumulated other comprehensive loss	$ (60)
Description of concentrations risk	at the end of each reporting period to ensure that adequate impairment losses are made for irrecoverable amounts.